Document and Entity Information Document	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Auris Medical Holding AG
Entity Central Index Key	0001601936
Amendment Flag	true
Amendment Description	Amendment.
Trading Symbol	EARS
Document Type	F-4/A
Document Period End Date	Sep. 30, 2018
Entity Emerging Growth Company	true
Entity Ex Transition Period	false